Shareholder Report, Average Annual Return (Details) 194540_LK Balanced Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	11.23%	5.93%	8.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Lipper Balanced Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Average Annual Return, Percent	13.79%	6.32%	8.49%